UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file

number                                                                    811-01540

                                                                              AIM Funds Group (Invesco Funds Group)

                                                                      (Exact name of registrant as specified in charter)

                                                       11 Greenway Plaza, Suite 1000    Houston, Texas  77046

                                                                      (Address of principal executive offices)        (Zip code)

            Sheri Morris      11 Greenway Plaza,  Suite 1000  Houston, Texas  77046

                                                             (Name and address of agent for service)

Registrant’s telephone number, including area code:             (713) 626-1919

Date of fiscal year end:        12/31

Date of reporting period:     6/30/16

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	June 30, 2016

Invesco European Small Company Fund
Nasdaq:
A: ESMAX ■ B: ESMBX ■ C: ESMCX ■ Y: ESMYX

2               Fund Performance

3               Letters to Shareholders

4               Schedule of Investments

6               Financial Statements

8               Notes to Financial Statements

15             Financial Highlights

16             Fund Expenses

17             Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.20%
Class B Shares	-1.53
Class C Shares	-1.53
Class Y Shares	-1.03
MSCI Europe Index▼ (Broad Market Index)	-5.13
MSCI Europe Small Cap Index▼ (Style-Specific Index)	-7.81
Lipper European Funds Index■ (Peer Group Index)	-6.19

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI Europe Index is an unmanaged index considered representative of stocks of developed European countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI Europe Small Cap Index is an unmanaged index considered representative of small-cap European stocks. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper European Funds Index is an unmanaged index considered representative of European funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/16, including maximum applicable sales charges
Class A Shares
Inception (8/31/00)	10.15%
10 Years	4.50
5 Years	5.63
1 Year	-5.71

Class B Shares
Inception (8/31/00)	10.15%
10 Years	4.47
5 Years	5.71
1 Year	-5.70

Class C Shares
Inception (8/31/00)	9.75%
10 Years	4.31
5 Years	6.03
1 Year	-1.93

Class Y Shares
10 Years	5.31%
5 Years	7.12
1 Year	0.01

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.46%, 2.21%, 2.21% and 1.21%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.48%, 2.23%, 2.23% and 1.23%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2018. See current prospectus for more information.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                             Invesco European Small Company Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor	Dear Shareholders:
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                             Invesco European Small Company Fund

Schedule of Investments

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–86.13%
Austria–0.74%
Semperit AG Holding	110,281	$3,668,472

Belgium–1.90%
Sioen Industries N.V.	251,000	5,268,443
Van de Velde N.V.	62,106	4,135,961
		9,404,404

France–25.75%
Caisse Regionale de Credit Agricole d’Ile-de-France	55,078	4,916,654
Caisse Regionale de Credit Agricole Mutuel Brie Picardie–CCI	94,000	2,331,174
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine–CCI	46,988	4,822,537
Caisse Regionale de Credit Agricole Mutuel Nord de France–CCI	365,844	6,532,731
Caisse Regionale de Credit Agricole Mutuel Sud Rhone Alpes–CCI	19,700	3,446,725
Cegid Group S.A.	155,000	10,428,322
Constuctions Industrielles de la Mediterranee S.A.	80,972	8,049,887
Gaztransport & Technigaz S.A.	120,000	3,686,924
GEA	49,000	4,344,047
Gerard Perrier Industrie S.A.	169,171	6,597,784
Infotel S.A.	165,142	6,024,710
Linedata Services(a)	506,159	23,025,958
Maisons France Confort S.A.	112,990	5,057,347
Manutan International	93,000	5,025,263
Metropole Television S.A.	237,302	3,959,299
Neurones	280,000	6,134,477
Solucom	42,444	3,187,656
Tessi S.A.	88,294	13,154,424
Total Gabon	8,432	1,244,592
Trigano S.A.	100,188	5,796,392
		127,766,903

Germany–5.87%
CANCOM S.E.	50,310	2,499,201
CENIT AG(a)	463,575	9,734,113
MorphoSys AG(b)	101,912	4,249,852
Nexus AG	230,566	4,378,436
SMT Scharf AG(b)	89,110	1,043,100
Takkt AG	218,690	4,303,579
HolidayCheck Group AG(b)	1,123,687	2,939,671
		29,147,952

Greece–3.35%
Autohellas S.A.	207,551	2,748,337
Hellenic Exchanges — Athens Stock Exchange S.A.	940,000	4,477,689

	Shares	Value
Greece–(continued)
Karelia Tobacco Co. Inc. S.A.(b)	7,255	$2,133,193
Metka S.A.	914,192	7,264,433
		16,623,652

Ireland–6.92%
CPL Resources PLC	659,792	3,782,647
Fyffes PLC	4,410,483	6,753,239
IFG Group PLC	1,096,500	2,591,404
Origin Enterprises PLC	1,330,237	8,015,963
Total Produce PLC	8,216,323	13,188,827
		34,332,080

Israel–3.86%
Hilan Ltd.	517,409	6,935,884
Israel Discount Bank Ltd.–Class A(b)	5,598,000	9,657,026
MIND C.T.I. Ltd.(a)	1,200,000	2,568,000
		19,160,910

Italy–4.30%
Danieli & C. Officine Meccaniche S.p.A.–Savings Shares	920,532	12,854,351
El.En. S.p.A.	555,968	8,455,455
		21,309,806

Norway–4.56%
Bonheur ASA	596,206	3,822,131
Ekornes ASA	590,214	6,419,740
Kongsberg Gruppen ASA	296,721	4,363,897
NextGenTel Holding ASA	903,998	2,431,177
Wilh. Wilhelmsen Holding ASA–Class A	314,539	5,590,186
		22,627,131

Portugal–0.22%
Conduril — Engenharia S.A.	31,412	1,115,302

Romania–5.07%
Banca Transilvania	10,862,551	5,586,270
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	1,931,512	11,911,210
Transgaz SA Medias	114,300	7,653,356
		25,150,836

Spain–1.49%
Baron de Ley, S.A.(b)	68,000	7,411,736

Switzerland–4.60%
Carlo Gavazzi Holding AG	16,625	3,870,398
Kardex AG	161,048	14,367,700
OC Oerlikon Corp. AG	521,945	4,576,087
		22,814,185

Turkey–1.08%
Yazicilar Holding A.S.–Class A	1,251,313	5,342,793

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco European Small Company Fund

	Shares	Value
United Kingdom–16.42%
City of London Investment Group PLC	900,000	$3,558,699
Clarkson PLC	149,788	4,439,482
DCC PLC	58,026	5,102,356
Diploma PLC	458,327	5,103,531
Eurocell PLC	1,265,000	2,576,761
Fairpoint Group PLC	2,240,900	3,175,197
Hargreaves Services PLC	565,431	1,355,016
IG Group Holdings PLC	394,373	4,264,748
Jupiter Fund Management PLC	867,000	4,274,720
Micro Focus International PLC	430,709	9,317,300
NAHL Group PLC	1,694,183	4,693,865
Renew Holdings PLC	473,253	2,048,888
SafeStyle UK PLC	1,802,000	5,517,913
Savills PLC	911,600	7,459,577
Staffline Group PLC	510,000	5,291,780
Tribal Group PLC	3,590,234	2,437,997
Tullett Prebon PLC	876,220	3,531,302

	Shares	Value
United Kingdom–(continued)
Ultra Electronics Holdings PLC	168,512	$3,919,781
XLMedia PLC	3,875,000	3,385,581
		81,454,494
Total Common Stocks & Other Equity Interests (Cost $414,390,032)		427,330,656

Money Market Funds–13.20%
Liquid Assets Portfolio–Institutional Class, 0.44%(c)	32,731,407	32,731,407
Premier Portfolio–Institutional Class, 0.40%(c)	32,731,407	32,731,407
Total Money Market Funds (Cost $65,462,814)		65,462,814
TOTAL INVESTMENTS–99.33% (Cost $479,852,846)		492,793,470
OTHER ASSETS LESS LIABILITIES–0.67%		3,324,738
NET ASSETS–100.00%		$496,118,208

Notes to Schedule of Investments:

(a)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of June 30, 2016 was $35,328,071, which represented 7.12% of the Fund’s Net Assets. See Note 4.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2016.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2016

Industrials	24.5%
Information Technology	20.9
Financials	13.6
Consumer Discretionary	9.6
Consumer Staples	7.6
Energy	6.0
Health Care	3.4
Telecommunication Services	0.5
Money Market Funds Plus Other Assets Less Liabilities	13.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco European Small Company Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $391,515,578)	$392,002,585
Investments in affiliates, at value (Cost $88,337,268)	100,790,885
Total investments, at value (Cost $479,852,846)	492,793,470
Foreign currencies, at value (Cost $648,860)	642,753
Receivable for:
Fund shares sold	1,869,128
Dividends	2,291,275
Investment for trustee deferred compensation and retirement plans	76,448
Other assets	39,190
Total assets	497,712,264

Liabilities:
Payable for:
Investments purchased	220,289
Fund shares reacquired	1,012,703
Accrued fees to affiliates	170,878
Accrued trustees’ and officers’ fees and benefits	792
Accrued other operating expenses	102,589
Trustee deferred compensation and retirement plans	86,805
Total liabilities	1,594,056
Net assets applicable to shares outstanding	$496,118,208

Net assets consist of:
Shares of beneficial interest	$481,551,337
Undistributed net investment income	4,836,599
Undistributed net realized gain (loss)	(3,140,377)
Net unrealized appreciation	12,870,649
$496,118,208

Net Assets:
Class A	$192,158,899
Class B	$1,561,416
Class C	$32,484,771
Class Y	$269,913,122

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	15,492,805
Class B	134,795
Class C	2,800,160
Class Y	21,648,577
Class A:
Net asset value per share	$12.40
Maximum offering price per share
(Net asset value of $12.40 ÷ 94.50%)	$13.12
Class B:
Net asset value and offering price per share	$11.58
Class C:
Net asset value and offering price per share	$11.60
Class Y:
Net asset value and offering price per share	$12.47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco European Small Company Fund

Statement of Operations

For the six months ended June 30, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,099,081)	$8,554,139
Dividends from affiliates	941,492
Total investment income	9,495,631

Expenses:
Advisory fees	2,421,743
Administrative services fees	67,974
Custodian fees	119,188
Distribution fees:
Class A	255,602
Class B	9,657
Class C	173,576
Transfer agent fees	367,955
Trustees’ and officers’ fees and benefits	13,029
Registration and filing fees	54,266
Reports to shareholders	27,110
Professional services fees	30,958
Other	11,944
Total expenses	3,553,002
Less: Fees waived and expense offset arrangement(s)	(83,545)
Net expenses	3,469,457
Net investment income	6,026,174

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(3,262,746)
Foreign currencies	122,369
(3,140,377)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(9,169,081)
Foreign currencies	(45,588)
(9,214,669)
Net realized and unrealized gain (loss)	(12,355,046)
Net increase (decrease) in net assets resulting from operations	$(6,328,872)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco European Small Company Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2016 and the year ended December 31, 2015 (Unaudited)

	June 30, 2016	December 31, 2015
Operations:
Net investment income	$6,026,174	$4,703,579
Net realized gain (loss)	(3,140,377)	7,146,804
Change in net unrealized appreciation (depreciation)	(9,214,669)	9,914,197
Net increase (decrease) in net assets resulting from operations	(6,328,872)	21,764,580

Distributions to shareholders from net investment income:
Class A	—	(2,906,436)
Class B	—	(22,058)
Class C	—	(354,102)
Class Y	—	(3,958,363)
Total distributions from net investment income	—	(7,240,959)

Distributions to shareholders from net realized gains:
Class A	—	(7,683,968)
Class B	—	(92,043)
Class C	—	(1,477,571)
Class Y	—	(9,346,821)
Total distributions from net realized gains	—	(18,600,403)

Share transactions–net:
Class A	(10,793,236)	32,487,591
Class B	(676,843)	(709,689)
Class C	(3,598,101)	2,517,984
Class Y	15,842,188	119,602,300
Net increase in net assets resulting from share transactions	774,008	153,898,186
Net increase (decrease) in net assets	(5,554,864)	149,821,404

Net assets:
Beginning of period	501,673,072	351,851,668
End of period (includes undistributed net investment income of $4,836,599 and $(1,189,575), respectively)	$496,118,208	$501,673,072

Notes to Financial Statements

June 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco European Small Company Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

As of the open of business on November 30, 2015, the Fund has closed public sales of its shares to new investors.

8                         Invesco European Small Company Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

9                         Invesco European Small Company Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

10                         Invesco European Small Company Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended June 30, 2016, the effective advisory fees incurred by the Fund was 0.92%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.25%, 3.00%, 3.00% and 2.00%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2016, the Adviser waived advisory fees of $82,166.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2016, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2016, IDI advised the Fund that IDI retained $7,358 in front-end sales commissions from the sale of Class A shares and $122, $245 and $2,989 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco European Small Company Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended June 30, 2016, there were transfers from Level 1 to Level 2 of $154,938,943 and from Level 2 to Level 1 of $23,761,560, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Austria	$—	$3,668,472	$—	$3,668,472
Belgium	4,135,961	5,268,443	—	9,404,404
France	59,848,079	67,918,824	—	127,766,903
Germany	5,421,536	23,726,416	—	29,147,952
Greece	2,133,193	14,490,459	—	16,623,652
Ireland	17,360,606	16,971,474	—	34,332,080
Israel	2,568,000	16,592,910	—	19,160,910
Italy	—	21,309,806	—	21,309,806
Norway	8,850,917	13,776,214	—	22,627,131
Portugal	1,115,302	—	—	1,115,302
Romania	—	25,150,836	—	25,150,836
Spain	—	7,411,736	—	7,411,736
Switzerland	3,870,398	18,943,787	—	22,814,185
Turkey	—	5,342,793	—	5,342,793
United Kingdom	16,393,970	65,060,524	—	81,454,494
United States	65,462,814	—	—	65,462,814
Total Investments	$187,160,776	$305,632,694	$—	$492,793,470

NOTE 4—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended June 30, 2016.

	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 06/30/16	Dividend Income
CENIT AG	$10,307,546	$—	$—	$(573,433)	$—	$9,734,113	$528,730
Linedata Services	18,020,237	—	—	5,005,721	—	23,025,958	—
MIND C.T.I. Ltd.	2,403,500	505,008	—	(340,508)	—	2,568,000	195,453
Total	$30,731,283	$505,008	$—	$4,091,780	$—	$35,328,071	$724,183

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,379.

12                         Invesco European Small Company Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2015.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2016 was $62,934,219 and $14,922,122, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$77,511,868
Aggregate unrealized (depreciation) of investment securities	(66,875,867)
Net unrealized appreciation of investment securities	$10,636,001

Cost of investments for tax purposes is $482,157,469.

13                         Invesco European Small Company Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	1,891,929	$23,819,954	7,706,389	$101,845,450
Class B	517	5,825	15,505	194,138
Class C	67,799	801,745	909,649	11,284,007
Class Y	9,217,160	115,443,262	15,197,719	198,082,162

Issued as reinvestment of dividends:
Class A	—	—	790,732	9,971,125
Class B	—	—	8,782	103,887
Class C	—	—	147,439	1,745,682
Class Y	—	—	890,013	11,267,573

Automatic conversion of Class B shares to Class A shares:
Class A	35,662	448,816	36,320	461,774
Class B	(38,124)	(448,816)	(38,649)	(461,774)

Reacquired:
Class A	(2,821,217)	(35,062,006)	(6,211,446)	(79,790,758)
Class B	(19,891)	(233,852)	(45,563)	(545,940)
Class C	(375,560)	(4,399,846)	(880,736)	(10,511,705)
Class Y	(7,982,329)	(99,601,074)	(7,042,605)	(89,747,435)
Net increase (decrease) in share activity	(24,054)	$774,008	11,483,549	$153,898,186

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco European Small Company Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/16	$12.55	$0.14		$(0.29)	$(0.15)	$—	$—	$—	$12.40	(1.20)%	$192,159	1.40	%(e)	1.43	%(e)	2.21	%(e)	4%
Year ended 12/31/15	12.36	0.14		0.73	0.87	(0.19)	(0.49)	(0.68)	12.55	7.01	205,621	1.44		1.46		1.12		19
Year ended 12/31/14	14.85	0.26	(f)	(1.31)	(1.05)	(0.28)	(1.16)	(1.44)	12.36	(7.02)	173,809	1.39		1.41		1.72	(f)	14
Year ended 12/31/13	11.56	0.12		3.48	3.60	(0.07)	(0.24)	(0.31)	14.85	31.18	308,622	1.46		1.49		0.88		9
Year ended 12/31/12	9.33	0.17		2.70	2.87	(0.15)	(0.49)	(0.64)	11.56	31.04	91,980	1.69		1.70		1.57		18
Year ended 12/31/11	11.51	0.18		(1.57)	(1.39)	(0.46)	(0.33)	(0.79)	9.33	(12.24)	71,829	1.66		1.67		1.59		20
Class B
Six months ended 06/30/16	11.76	0.09		(0.27)	(0.18)	—	—	—	11.58	(1.53)	1,561	2.15	(e)	2.18	(e)	1.46	(e)	4
Year ended 12/31/15	11.65	0.04		0.68	0.72	(0.12)	(0.49)	(0.61)	11.76	6.16	2,262	2.19		2.21		0.37		19
Year ended 12/31/14	14.05	0.14	(f)	(1.23)	(1.09)	(0.15)	(1.16)	(1.31)	11.65	(7.71)	2,938	2.14		2.16		0.97	(f)	14
Year ended 12/31/13	10.99	0.02		3.29	3.31	(0.01)	(0.24)	(0.25)	14.05	30.14	5,299	2.21		2.24		0.13		9
Year ended 12/31/12	8.89	0.08		2.58	2.66	(0.07)	(0.49)	(0.56)	10.99	30.14	6,738	2.44		2.45		0.82		18
Year ended 12/31/11	10.85	0.09		(1.48)	(1.39)	(0.24)	(0.33)	(0.57)	8.89	(12.94)	8,191	2.41		2.42		0.84		20
Class C
Six months ended 06/30/16	11.78	0.09		(0.27)	(0.18)	—	—	—	11.60	(1.53)	32,485	2.15	(e)	2.18	(e)	1.46	(e)	4
Year ended 12/31/15	11.66	0.04		0.69	0.73	(0.12)	(0.49)	(0.61)	11.78	6.24	36,613	2.19		2.21		0.37		19
Year ended 12/31/14	14.07	0.14	(f)	(1.24)	(1.10)	(0.15)	(1.16)	(1.31)	11.66	(7.78)	34,195	2.14		2.16		0.97	(f)	14
Year ended 12/31/13	11.00	0.02		3.30	3.32	(0.01)	(0.24)	(0.25)	14.07	30.20	51,379	2.21		2.24		0.13		9
Year ended 12/31/12	8.90	0.08		2.58	2.66	(0.07)	(0.49)	(0.56)	11.00	30.11	15,198	2.44		2.45		0.82		18
Year ended 12/31/11	10.86	0.09		(1.48)	(1.39)	(0.24)	(0.33)	(0.57)	8.90	(12.93)	12,765	2.41		2.42		0.84		20
Class Y
Six months ended 06/30/16	12.60	0.15		(0.28)	(0.13)	—	—	—	12.47	(1.03)	269,913	1.15	(e)	1.18	(e)	2.46	(e)	4
Year ended 12/31/15	12.39	0.18		0.73	0.91	(0.21)	(0.49)	(0.70)	12.60	7.33	257,177	1.19		1.21		1.37		19
Year ended 12/31/14	14.90	0.30	(f)	(1.32)	(1.02)	(0.33)	(1.16)	(1.49)	12.39	(6.81)	140,910	1.14		1.16		1.97	(f)	14
Year ended 12/31/13	11.59	0.16		3.48	3.64	(0.09)	(0.24)	(0.33)	14.90	31.44	288,198	1.21		1.24		1.13		9
Year ended 12/31/12	9.35	0.20		2.71	2.91	(0.18)	(0.49)	(0.67)	11.59	31.38	27,785	1.44		1.45		1.82		18
Year ended 12/31/11	11.54	0.21		(1.57)	(1.36)	(0.50)	(0.33)	(0.83)	9.35	(12.01)	13,842	1.41		1.42		1.84		20

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal years ended prior to December 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $205,605, $1,942, $34,906 and $286,654 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.18 and 1.23%, $0.07 and 0.48%, $0.07 and 0.48%, $0.22 and 1.48% for Class A, Class B, Class C and Class Y shares, respectively.

15                         Invesco European Small Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$988.00	$6.92	$1,017.90	$7.02	1.40%
B	1,000.00	984.70	10.61	1,014.17	10.77	2.15
C	1,000.00	984.70	10.61	1,014.17	10.77	2.15
Y	1,000.00	989.70	5.69	1,019.14	5.77	1.15

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2016 through June 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

16                         Invesco European Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Funds Group (Invesco Funds Group) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco European Small Company Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper European Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s

17                         Invesco European Small Company Fund

Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. Finally, the Board noted that the Fund has higher exposure to small capitalization stocks than its peers, which generally requires more research by portfolio managers.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

18                         Invesco European Small Company Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01540 and 002-27334                         ESC-SAR-1                 Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2016

Invesco Global Core Equity Fund

Nasdaq:

A: AWSAX  ■  B: AWSBX  ■  C: AWSCX  ■  R:  AWSRX  ■  Y: AWSYX   ■  R5: AWSIX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

15	Financial Highlights

16	Fund Expenses

17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.68%
Class B Shares	0.32
Class C Shares	0.32
Class R Shares	0.61
Class Y Shares	0.84
Class R5 Shares	0.90
MSCI World Index▼ (Broad Market/Style-Specific Index)	0.66
Lipper Global Large-Cap Core Funds Index■ (Peer Group Index)	0.97

 Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class R shares incepted on May 23, 2011. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.32%, 2.07%, 2.07%, 1.57%, 1.07% and 0.95%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Average Annual Total Returns As of 6/30/16, including maximum applicable sales charges

Class A Shares
Inception (12/29/00)	4.19%
10 Years	1.15
5 Years	2.16
1 Year	-10.18

Class B Shares
Inception (12/29/00)	4.20%
10 Years	1.22
5 Years	2.39
1 Year	-10.37

Class C Shares
Inception (12/29/00)	3.82%
10 Years	0.96
5 Years	2.55
1 Year	-6.61

Class R Shares
10 Years	1.47%
5 Years	3.08
1 Year	-5.17

Class Y Shares
10 Years	1.91%
5 Years	3.58
1 Year	-4.75

Class R5 Shares
Inception (10/25/05)	3.39%
10 Years	2.20
5 Years	3.68
1 Year	-4.58

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Global Core Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                         Invesco Global Core Equity Fund

Schedule of Investments

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.57%
Australia–1.38%
Australia and New Zealand Banking Group Ltd.	680,782	$12,413,531

China–0.92%
Baidu, Inc.–ADR(a)	50,000	8,257,500

Finland–0.78%
Sampo Oyj–Class A	170,972	6,983,956

France–5.06%
Danone	311,147	21,935,849
LVMH Moet Hennessy Louis Vuitton S.E.	74,183	11,230,551
Publicis Groupe S.A.	180,781	12,245,363
		45,411,763

Germany–0.53%
Bayer AG	47,423	4,770,473

Hong Kong–2.02%
AIA Group Ltd.	3,013,600	18,158,591

Israel–1.16%
Teva Pharmaceutical Industries Ltd.–ADR	207,779	10,436,739

Japan–5.54%
ASICS Corp.	330,100	5,541,592
Hitachi, Ltd.	2,638,000	10,966,966
KDDI Corp.	550,200	16,750,437
Komatsu Ltd.	410,301	7,128,409
Toyota Motor Corp.	186,900	9,345,311
		49,732,715

Netherlands–4.95%
GrandVision N.V.–REGS(b)	421,094	10,973,574
ING Groep N.V.	992,356	10,312,511
Koninklijke DSM N.V.	212,790	12,327,239
Koninklijke Philips N.V.	432,243	10,783,143
		44,396,467

Singapore–1.06%
DBS Group Holdings Ltd.	811,900	9,565,873

Sweden–0.76%
Sandvik AB	683,372	6,811,048

Switzerland–4.27%
ABB Ltd.	638,476	12,577,686
Roche Holding AG	70,317	18,568,690
TE Connectivity Ltd.	125,183	7,149,201
		38,295,577

Taiwan–2.19%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,889,000	19,665,596

	Shares	Value
United Kingdom–13.85%
British American Tobacco PLC	145,849	$9,491,178
Delphi Automotive PLC	190,276	11,911,278
Diageo PLC	655,758	18,350,285
Kingfisher PLC	1,094,211	4,723,535
Liberty Global PLC–Series A(a)	517,935	15,051,191
Liberty Global PLC LiLAC–Series A(a)	25,050	808,120
Liberty Global PLC LiLAC–Series C(a)	39,572	1,285,692
Rio Tinto PLC	170,226	5,262,104
Royal Dutch Shell PLC–Class A–ADR	300,013	16,566,718
St. James’s Place PLC	1,526,203	16,348,684
Vodafone Group PLC	937,165	2,853,124
Vodafone Group PLC–ADR	701,174	21,659,265
		124,311,174

United States–53.10%
AbbVie Inc.	222,529	13,776,770
Allergan PLC(a)	44,236	10,222,497
Alphabet Inc.–Class C(a)	41,105	28,448,770
American Express Co.	336,546	20,448,535
Amphenol Corp.–Class A	105,345	6,039,429
Berkshire Hathaway Inc.–Class A(a)	63	13,669,425
Biogen Inc.(a)	53,237	12,873,771
BioMarin Pharmaceutical Inc.(a)	23,755	1,848,139
Cabot Oil & Gas Corp.	292,073	7,517,959
Celgene Corp.(a)	152,114	15,003,004
Chevron Corp.	82,624	8,661,474
Coca-Cola Co. (The)	325,412	14,750,926
Cognizant Technology Solutions Corp.–Class A(a)	202,163	11,571,810
Comcast Corp.–Class A	241,858	15,766,723
Concho Resources Inc.(a)	54,969	6,556,153
Dick’s Sporting Goods, Inc.	141,804	6,389,688
Eaton Corp. PLC	265,070	15,832,631
Exxon Mobil Corp.	161,121	15,103,483
First Republic Bank	283,367	19,832,856
General Electric Co.	482,243	15,181,010
Halliburton Co.	219,486	9,940,521
HCA Holdings, Inc.(a)	136,483	10,510,556
Hertz Global Holdings, Inc.(a)	601,223	6,655,539
Home Depot, Inc. (The)	54,356	6,940,718
Incyte Corp.(a)	18,397	1,471,392
International Business Machines Corp.	150,852	22,896,317
Marsh & McLennan Cos., Inc.	230,261	15,763,668
McKesson Corp.	37,951	7,083,554
Microsoft Corp.	135,325	6,924,580
Moody’s Corp.	204,748	19,186,935
Nielsen Holdings PLC	154,688	8,039,135
Priceline Group Inc. (The)(a)	5,543	6,919,937
Progressive Corp. (The)	470,908	15,775,418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Core Equity Fund

	Shares	Value
United States–(continued)
QUALCOMM, Inc.	294,561	$15,779,633
Shire PLC–ADR	77,091	14,190,911
Thermo Fisher Scientific, Inc.	58,070	8,580,423
United Parcel Service, Inc.–Class B	102,596	11,051,641
Vertex Pharmaceuticals Inc.(a)	18,753	1,613,133
Wal-Mart Stores, Inc.	126,678	9,250,028
Walgreens Boots Alliance, Inc.	81,688	6,802,160
Walt Disney Co. (The)	119,892	11,727,835
		476,599,087
Total Common Stocks & Other Equity Interests (Cost $872,623,272)		875,810,090

	Shares	Value
Money Market Funds–1.68%
Liquid Assets Portfolio–Institutional Class, 0.44%(c)	7,531,053	$7,531,053
Premier Portfolio–Institutional Class, 0.40%(c)	7,531,053	7,531,053
Total Money Market Funds (Cost $15,062,106)		15,062,106
TOTAL INVESTMENTS–99.25% (Cost $887,685,378)		890,872,196
OTHER ASSETS LESS LIABILITIES–0.75%		6,713,997
NET ASSETS–100.00%		$897,586,193

Investment Abbreviations:

ADR	– American Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2016 represented 1.22% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2016.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2016

Financials	19.9%
Information Technology	15.3
Consumer Discretionary	14.6
Health Care	14.6
Industrials	10.4
Consumer Staples	9.0
Energy	7.2
Telecommunication Services	4.6
Materials	2.0
Money Market Funds Plus Other Assets Less Liabilities	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Core Equity Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $872,623,272)	$875,810,090
Investments in affiliated money market funds, at value and cost	15,062,106
Total investments, at value (Cost $887,685,378)	890,872,196
Foreign currencies, at value (Cost $4,855,702)	4,831,462
Receivable for:
Investments sold	3,234,014
Fund shares sold	341,187
Dividends	3,857,386
Investment for trustee deferred compensation and retirement plans	198,034
Other assets	53,869
Total assets	903,388,148

Liabilities:
Payable for:
Investments purchased	3,654,093
Fund shares reacquired	1,144,973
Accrued fees to affiliates	599,487
Accrued trustees’ and officers’ fees and benefits	973
Accrued other operating expenses	121,942
Trustee deferred compensation and retirement plans	280,487
Total liabilities	5,801,955
Net assets applicable to shares outstanding	$897,586,193

Net assets consist of:
Shares of beneficial interest	$904,838,658
Undistributed net investment income	6,715,157
Undistributed net realized gain (loss)	(17,034,047)
Net unrealized appreciation	3,066,425
$897,586,193

Net Assets:
Class A	$773,634,278
Class B	$17,524,797
Class C	$87,323,853
Class R	$978,310
Class Y	$17,925,862
Class R5	$199,093

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	58,257,868
Class B	1,389,797
Class C	6,908,884
Class R	73,795
Class Y	1,348,637
Class R5	14,784
Class A:
Net asset value per share	$13.28
Maximum offering price per share
(Net asset value of $13.28 ÷ 94.50%)	$14.05
Class B:
Net asset value and offering price per share	$12.61
Class C:
Net asset value and offering price per share	$12.64
Class R:
Net asset value and offering price per share	$13.26
Class Y:
Net asset value and offering price per share	$13.29
Class R5:
Net asset value and offering price per share	$13.47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Core Equity Fund

Statement of Operations

For the six months ended June 30, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $854,685)	$11,944,159
Dividends from affiliated money market funds	20,279
Total investment income	11,964,438

Expenses:
Advisory fees	3,496,620
Administrative services fees	115,993
Custodian fees	67,228
Distribution fees:
Class A	967,765
Class B	95,856
Class C	442,914
Class R	2,693
Transfer agent fees — A, B, C, R and Y	954,059
Transfer agent fees — R5	95
Trustees’ and officers’ fees and benefits	12,428
Registration and filing fees	44,818
Reports to shareholders	78,281
Professional services fees	31,654
Other	19,744
Total expenses	6,330,148
Less: Fees waived and expense offset arrangements	(10,574)
Net expenses	6,319,574
Net investment income	5,644,864

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $13,963)	(3,670,300)
Foreign currencies	671,636
(2,998,664)
Change in net unrealized appreciation (depreciation) of:
Investment securities	2,045,305
Foreign currencies	(7,565)
2,037,740
Net realized and unrealized gain (loss)	(960,924)
Net increase in net assets resulting from operations	$4,683,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2016 and the year ended December 31, 2015

(Unaudited)

	June 30, 2016	December 31, 2015
Operations:
Net investment income	$5,644,864	$6,538,931
Net realized gain (loss)	(2,998,664)	14,858,110
Change in net unrealized appreciation (depreciation)	2,037,740	(41,329,101)
Net increase (decrease) in net assets resulting from operations	4,683,940	(19,932,060)

Distributions to shareholders from net investment income:
Class A	—	(5,722,131)
Class B	—	(24,901)
Class C	—	(106,904)
Class R	—	(4,732)
Class Y	—	(175,337)
Class R5	—	(1,925)
Total distributions from net investment income	—	(6,035,930)

Distributions to shareholders from net realized gains:
Class A	—	(4,251,489)
Class B	—	(120,649)
Class C	—	(517,958)
Class R	—	(4,867)
Class Y	—	(98,075)
Class R5	—	(959)
Total distributions from net realized gains	—	(4,993,997)

Share transactions–net:
Class A	(49,462,854)	(89,885,580)
Class B	(4,160,083)	(9,525,166)
Class C	(7,645,521)	(13,413,384)
Class R	(71,986)	256,999
Class Y	(565,074)	(2,099,434)
Class R5	6,227	(166,363)
Net increase (decrease) in net assets resulting from share transactions	(61,899,291)	(114,832,928)
Net increase (decrease) in net assets	(57,215,351)	(145,794,915)

Net assets:
Beginning of period	954,801,544	1,100,596,459
End of period (includes undistributed net investment income of $6,715,157 and $1,070,293, respectively)	$897,586,193	$954,801,544

Notes to Financial Statements

June 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5

8                         Invesco Global Core Equity Fund

shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and

9                         Invesco Global Core Equity Fund

are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are

10                         Invesco Global Core Equity Fund

measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended June 30, 2016, the effective advisory fees incurred by the Fund was 0.78%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2016, the Adviser waived advisory fees of $6,372.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2016, IDI advised the Fund that IDI retained $38,213 in

11                         Invesco Global Core Equity Fund

front-end sales commissions from the sale of Class A shares and $1,029, $2,158 and $780 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$12,413,531	$—	$12,413,531
China	8,257,500	—	—	8,257,500
Finland	—	6,983,956	—	6,983,956
France	—	45,411,763	—	45,411,763
Germany	—	4,770,473	—	4,770,473
Hong Kong	—	18,158,591	—	18,158,591
Israel	10,436,739	—	—	10,436,739
Japan	—	49,732,715	—	49,732,715
Netherlands	—	44,396,467	—	44,396,467
Singapore	—	9,565,873	—	9,565,873
Sweden	—	6,811,048	—	6,811,048
Switzerland	7,149,201	31,146,376	—	38,295,577
Taiwan	—	19,665,596	—	19,665,596
United Kingdom	67,282,264	57,028,910	—	124,311,174
United States	491,661,193	—	—	491,661,193
Total Investments	$584,786,897	$306,085,299	$—	$890,872,196

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2016, the Fund engaged in securities sales of $374,949, which resulted in net realized gains of $13,963.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,202.

12                         Invesco Global Core Equity Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$8,744,489	$—	$8,744,489
December 31, 2017	6,733,467	—	6,733,467
	$15,477,956	$—	$15,477,956

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2016 was $144,011,860 and $223,867,354, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$71,353,766
Aggregate unrealized (depreciation) of investment securities	(69,913,805)
Net unrealized appreciation of investment securities	$1,439,961

Cost of investments for tax purposes is $889,432,235.

13                         Invesco Global Core Equity Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	1,045,854	$13,380,499	2,280,471	$31,474,106
Class B	1,123	13,865	20,154	270,420
Class C	129,874	1,585,964	245,748	3,242,081
Class R	11,660	144,232	30,911	416,961
Class Y	204,776	2,671,712	345,032	4,816,441
Class R5	518	6,787	1,873	26,275

Issued as reinvestment of dividends:
Class A	—	—	743,989	9,627,220
Class B	—	—	11,464	141,471
Class C	—	—	45,932	568,174
Class R	—	—	576	7,447
Class Y	—	—	17,701	228,872
Class R5	—	—	197	2,583

Automatic conversion of Class B shares to Class A shares:
Class A	134,216	1,731,536	323,938	4,543,483
Class B	(141,113)	(1,731,536)	(340,289)	(4,543,483)

Reacquired:
Class A	(4,998,851)	(64,574,889)	(9,756,737)	(135,530,389)
Class B	(198,136)	(2,442,412)	(406,612)	(5,393,574)
Class C	(750,137)	(9,231,485)	(1,300,722)	(17,223,639)
Class R	(16,363)	(216,218)	(12,138)	(167,409)
Class Y	(252,276)	(3,236,786)	(515,666)	(7,144,747)
Class R5	(42)	(560)	(13,960)	(195,221)
Net increase (decrease) in share activity	(4,828,897)	$(61,899,291)	(8,278,138)	$(114,832,928)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco Global Core Equity Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/16	$13.19	$0.09	$0.00	$0.09	$—	$—	$—	$13.28	0.68%	$773,634	1.32	%(e)	1.32	%(e)	1.34	%(e)	16%
Year ended 12/31/15	13.65	0.10	(0.40)	(0.30)	(0.09)	(0.07)	(0.16)	13.19	(2.16)	818,600	1.32		1.32		0.70		66
Year ended 12/31/14	15.36	0.16	(0.14)	0.02	(0.17)	(1.56)	(1.73)	13.65	0.38	934,893	1.29		1.29		1.03		122
Year ended 12/31/13	12.76	0.22	2.61	2.83	(0.23)	—	(0.23)	15.36	22.28	1,077,776	1.27		1.30		1.61		33
Year ended 12/31/12	11.49	0.21	1.30	1.51	(0.24)	(0.00)	(0.24)	12.76	13.22	1,038,232	1.25		1.34		1.77		23
Year ended 12/31/11	13.12	0.17	(1.63)	(1.46)	(0.17)	—	(0.17)	11.49	(11.21)	1,195,593	1.26		1.35		1.42		104
Class B
Six months ended 06/30/16	12.57	0.04	0.00	0.04	—	—	—	12.61	0.32	17,525	2.07	(e)	2.07	(e)	0.59	(e)	16
Year ended 12/31/15	13.03	(0.01)	(0.37)	(0.38)	(0.01)	(0.07)	(0.08)	12.57	(2.88)	21,718	2.07		2.07		(0.05)		66
Year ended 12/31/14	14.73	0.04	(0.14)	(0.10)	(0.04)	(1.56)	(1.60)	13.03	(0.40)	31,846	2.04		2.04		0.28		122
Year ended 12/31/13	12.25	0.15	2.49	2.64	(0.16)	—	(0.16)	14.73	21.63	44,937	1.77		2.05		1.11		33
Year ended 12/31/12	11.03	0.17	1.25	1.42	(0.20)	(0.00)	(0.20)	12.25	12.94	56,813	1.52		2.09		1.50		23
Year ended 12/31/11	12.63	0.13	(1.59)	(1.46)	(0.14)	—	(0.14)	11.03	(11.60)	114,607	1.55		2.10		1.13		104
Class C
Six months ended 06/30/16	12.60	0.04	0.00	0.04	—	—	—	12.64	0.32	87,324	2.07	(e)	2.07	(e)	0.59	(e)	16
Year ended 12/31/15	13.07	(0.01)	(0.38)	(0.39)	(0.01)	(0.07)	(0.08)	12.60	(2.95)	94,854	2.07		2.07		(0.05)		66
Year ended 12/31/14	14.76	0.04	(0.13)	(0.09)	(0.04)	(1.56)	(1.60)	13.07	(0.33)	111,552	2.04		2.04		0.28		122
Year ended 12/31/13	12.27	0.11	2.50	2.61	(0.12)	—	(0.12)	14.76	21.32	133,181	2.02		2.05		0.86		33
Year ended 12/31/12	11.04	0.12	1.24	1.36	(0.13)	(0.00)	(0.13)	12.27	12.40	134,387	2.00		2.09		1.02		23
Year ended 12/31/11	12.63	0.08	(1.56)	(1.48)	(0.11)	—	(0.11)	11.04	(11.82)	177,330	2.01		2.10		0.67		104
Class R
Six months ended 06/30/16	13.18	0.07	0.01	0.08	—	—	—	13.26	0.61	978	1.57	(e)	1.57	(e)	1.09	(e)	16
Year ended 12/31/15	13.65	0.06	(0.39)	(0.33)	(0.07)	(0.07)	(0.14)	13.18	(2.43)	1,035	1.57		1.57		0.45		66
Year ended 12/31/14	15.35	0.12	(0.13)	(0.01)	(0.13)	(1.56)	(1.69)	13.65	0.17	807	1.54		1.54		0.78		122
Year ended 12/31/13	12.76	0.19	2.59	2.78	(0.19)	—	(0.19)	15.35	21.89	882	1.52		1.55		1.36		33
Year ended 12/31/12	11.48	0.18	1.30	1.48	(0.20)	(0.00)	(0.20)	12.76	12.98	794	1.50		1.59		1.52		23
Year ended 12/31/11(f)	13.30	0.09	(1.80)	(1.71)	(0.11)	—	(0.11)	11.48	(12.89)	661	1.50	(g)	1.59	(g)	1.18	(g)	104
Class Y
Six months ended 06/30/16	13.18	0.10	0.01	0.11	—	—	—	13.29	0.84	17,926	1.07	(e)	1.07	(e)	1.59	(e)	16
Year ended 12/31/15	13.64	0.13	(0.40)	(0.27)	(0.12)	(0.07)	(0.19)	13.18	(1.94)	18,405	1.07		1.07		0.95		66
Year ended 12/31/14	15.35	0.20	(0.14)	0.06	(0.21)	(1.56)	(1.77)	13.64	0.65	21,136	1.04		1.04		1.28		122
Year ended 12/31/13	12.76	0.26	2.60	2.86	(0.27)	—	(0.27)	15.35	22.51	17,125	1.02		1.05		1.86		33
Year ended 12/31/12	11.49	0.24	1.31	1.55	(0.28)	(0.00)	(0.28)	12.76	13.53	16,646	1.00		1.09		2.02		23
Year ended 12/31/11	13.11	0.20	(1.63)	(1.43)	(0.19)	—	(0.19)	11.49	(10.99)	24,711	1.01		1.10		1.67		104
Class R5
Six months ended 06/30/16	13.35	0.11	0.01	0.12	—	—	—	13.47	0.90	199	0.96	(e)	0.96	(e)	1.70	(e)	16
Year ended 12/31/15	13.81	0.15	(0.40)	(0.25)	(0.14)	(0.07)	(0.21)	13.35	(1.80)	191	0.95		0.95		1.07		66
Year ended 12/31/14	15.52	0.22	(0.14)	0.08	(0.23)	(1.56)	(1.79)	13.81	0.76	362	0.94		0.94		1.38		122
Year ended 12/31/13	12.90	0.28	2.62	2.90	(0.28)	—	(0.28)	15.52	22.60	513	0.95		0.95		1.93		33
Year ended 12/31/12	11.61	0.25	1.32	1.57	(0.28)	(0.00)	(0.28)	12.90	13.59	275	0.96		0.96		2.06		23
Year ended 12/31/11	13.21	0.20	(1.61)	(1.41)	(0.19)	—	(0.19)	11.61	(10.76)	290	0.96		0.96		1.72		104

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share, for fiscal years ended December 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $1,736,154,552 and sold of $1,280,761,748 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Global Dividend Growth Securities Fund, Invesco Global Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Van Kampen Global Franchise Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $778,466, $19,276, $89,070, $1,083, $17,396 and $191 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(f)	Commencement date of May 23, 2011.
(g)	Annualized.

15                         Invesco Global Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,006.80	$6.59	$1,018.30	$6.62	1.32%
B	1,000.00	1,003.20	10.31	1,014.57	10.37	2.07
C	1,000.00	1,003.20	10.31	1,014.57	10.37	2.07
R	1,000.00	1,006.10	7.83	1,017.06	7.87	1.57
Y	1,000.00	1,008.40	5.34	1,019.54	5.37	1.07
R5	1,000.00	1,009.00	4.80	1,020.09	4.82	0.96

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2016 through June 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

16                         Invesco Global Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Funds Group (Invesco Funds Group) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Global Core Equity Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Global Multi-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, in the fourth quintile for the three year period and in the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that a new co-chief investment officer had been named to the portfolio management team. The Trustees also reviewed more recent

17                         Invesco Global Core Equity Fund

Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was above the rate of one mutual fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board;

and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and was advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

18                         Invesco Global Core Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01540 and 002-27334	GCE-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2016

Invesco International Small Company Fund
Nasdaq:
A: IEGAX ¡ B: IEGBX ¡ C: IEGCX ¡ Y: IEGYX ¡ R5: IEGIX ¡ R6: IEGFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses

18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.21%
Class B Shares	1.90
Class C Shares	1.83
Class Y Shares	2.40
Class R5 Shares	2.42
Class R6 Shares	2.42
MSCI All Country World ex-U.S. Small Cap Index▼ (Broad Market Index)	-0.20
MSCI All Country World ex-U.S. Small Cap Growth Index▼ (Style-Specific Index)	-0.78
Lipper International Small/Mid-Cap Growth Funds Index¡ (Peer Group Index)	-2.70

Source(s): ▼FactSet Research Systems Inc.; ¡Lipper Inc.

The MSCI All Country World ex-U.S. Small Cap Index represents the performance of small-cap stocks in developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI All Country World ex-U.S. Small Cap Growth Index represents the performance of small-cap growth stocks in developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper International Small/Mid-Cap Growth Funds Index is an unmanaged index considered representative of international small/mid-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco International Small Company Fund

Average Annual Total Returns As of 6/30/16, including maximum applicable sales charges
Class A Shares
Inception (8/31/00)	8.16%
10 Years	2.89
5 Years	-0.52
1 Year	-13.28

Class B Shares
Inception (8/31/00)	8.16%
10 Years	2.85
5 Years	-0.46
1 Year	-13.13

Class C Shares
Inception (8/31/00)	7.77%
10 Years	2.71
5 Years	-0.14
1 Year	-9.80

Class Y Shares
10 Years	3.68%
5 Years	0.87
1 Year	-8.03

Class R5 Shares
Inception (10/25/05)	6.70%
10 Years	3.90
5 Years	0.97
1 Year	-7.92

Class R6 Shares
10 Years	3.63%
5 Years	0.92
1 Year	-7.88

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.53%, 2.28%, 2.28%, 1.28%, 1.18% and 1.10%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.54%, 2.29%, 2.29%, 1.29%, 1.19% and 1.11%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2018. See current prospectus for more information.

3                         Invesco International Small Company Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco International Small Company Fund

Schedule of Investments

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–93.84%
Brazil–11.38%
Fleury S.A.	1,352,600	$11,579,038
TOTVS S.A.	189,000	1,796,806
Wilson Sons Ltd.–BDR	922,700	9,191,383
		22,567,227

Canada–13.23%
Brookfield Real Estate Services, Inc.	215,000	2,492,705
Calian Group Ltd.	367,000	5,609,884
Cequence Energy Ltd.(a)	3,915,000	969,622
Epsilon Energy Ltd.(a)	1,578,800	3,971,286
exactEarth Ltd.(a)	385,656	414,893
Medical Facilities Corp.	151,600	2,226,979
Total Energy Services Inc.	722,190	7,243,978
TransGlobe Energy Corp.	1,789,922	3,297,097
		26,226,444

Egypt–2.21%
Eastern Tobacco	216,320	4,381,682

France–11.04%
AURES Technologies S.A.	16,791	1,551,746
Caisse Regionale de Credit Agricole Mutuel Nord de France–CCI	206,000	3,678,460
Constuctions Industrielles de la Mediterranee S.A.	25,804	2,565,322
Linedata Services	58,928	2,680,726
Metropole Television S.A.	252,758	4,217,177
Precia S.A.(b)	35,321	5,510,944
Tessi S.A.	11,400	1,698,422
		21,902,797

Germany–4.10%
MorphoSys AG(a)	120,702	5,033,418
Takkt AG	157,000	3,089,588
		8,123,006

Greece–1.64%
European Reliance General Insurance Co. S.A.	49,263	95,955
Metka S.A.	397,000	3,154,676
		3,250,631

Ireland–2.56%
Total Produce PLC	3,165,000	5,080,452

Israel–1.39%
Israel Discount Bank Ltd.–Class A(a)	1,600,000	2,760,136

Italy–3.69%
Danieli & C. Officine Meccaniche S.p.A.–Savings Shares	523,910	7,315,903

	Shares	Value
Japan–4.96%
EXEDY Corp.	225,500	$4,813,497
Nippon Ceramic Co., Ltd.	268,100	5,020,761
		9,834,258

Mexico–1.31%
Bolsa Mexicana de Valores, S.A.B. de C.V.	1,691,300	2,603,742

Netherlands–1.85%
Aalberts Industries N.V.	121,823	3,674,076

New Zealand–1.90%
Freightways Ltd.	812,632	3,758,760

Norway–0.90%
Kongsberg Gruppen ASA	120,919	1,778,364

Philippines–3.25%
Energy Development Corp.	54,981,350	6,454,807

Romania–5.63%
Banca Transilvania	7,225,957	3,716,083
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	706,000	4,353,747
Transgaz SA Medias	46,200	3,093,483
		11,163,313

Switzerland–0.96%
Kardex AG	21,300	1,900,253

Thailand–0.95%
Major Cineplex Group PCL	1,992,200	1,878,355

Turkey–0.77%
Yazicilar Holding A.S.–Class A	358,400	1,530,278

United Kingdom–20.12%
Clarkson PLC	142,000	4,208,658
DCC PLC	75,551	6,643,368
Eurocell PLC	930,000	1,894,378
Goodwin PLC	25,265	638,830
HomeServe PLC	327,805	2,320,503
IG Group Holdings PLC	244,959	2,648,986
Jupiter Fund Management PLC	873,948	4,308,977
Lancashire Holdings Ltd.	216,465	1,695,753
Micro Focus International PLC	341,149	7,379,896
Mortgage Advice Bureau (Holdings) Ltd.	550,000	1,830,606
Savills PLC	591,866	4,843,210
Tullett Prebon PLC	366,680	1,477,777
		39,890,942
Total Common Stocks & Other Equity Interests (Cost $173,907,931)		186,075,426

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Small Company Fund

	Shares	Value
Money Market Funds–5.31%
Liquid Assets Portfolio–Institutional Class, 0.44%(c)	5,263,450	$5,263,450
Premier Portfolio–Institutional Class, 0.40%(c)	5,263,449	5,263,449
Total Money Market Funds (Cost $10,526,899)		10,526,899
TOTAL INVESTMENTS–99.15% (Cost $184,434,830)		196,602,325
OTHER ASSETS LESS LIABILITIES–0.85%		1,683,205
NET ASSETS–100.00%		$198,285,530

Investment Abbreviations:

BDR	– Brazilian Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of June 30, 2016 represented 2.78% of the Fund’s Net Assets. See Note 4.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2016.

Portfolio Composition

By sector, based on Net Assets as of June 30, 2016

Industrials	28.5%
Financials	16.2
Information Technology	13.0
Energy	11.6
Health Care	9.5
Consumer Discretionary	7.1
Consumer Staples	4.8
Utilities	3.2
Money Market Funds Plus Other Assets Less Liabilities	6.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Small Company Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $169,535,297)	$180,564,482
Investments in affiliates, at value (Cost $14,899,533)	16,037,843
Total investments, at value (Cost $184,434,830)	196,602,325
Foreign currencies, at value (Cost $553,074)	527,778
Receivable for:
Investments sold	522,890
Fund shares sold	654,955
Dividends	690,370
Investment for trustee deferred compensation and retirement plans	116,590
Other assets	25,982
Total assets	199,140,890

Liabilities:
Payable for:
Investments purchased	951
Fund shares reacquired	304,582
Accrued foreign taxes	225,506
Accrued fees to affiliates	105,337
Accrued trustees’ and officers’ fees and benefits	704
Accrued other operating expenses	86,737
Trustee deferred compensation and retirement plans	131,543
Total liabilities	855,360
Net assets applicable to shares outstanding	$198,285,530

Net assets consist of:
Shares of beneficial interest	$172,967,571
Undistributed net investment income	2,478,515
Undistributed net realized gain	10,727,007
Net unrealized appreciation	12,112,437
$198,285,530

Net Assets:
Class A	$113,809,053
Class B	$1,218,030
Class C	$17,608,475
Class Y	$39,848,872
Class R5	$10,089,799
Class R6	$15,711,301

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	7,220,281
Class B	81,050
Class C	1,171,398
Class Y	2,522,360
Class R5	643,792
Class R6	1,002,526
Class A:
Net asset value per share	$15.76
Maximum offering price per share
(Net asset value of $15.76 ÷ 94.50%)	$16.68
Class B:
Net asset value and offering price per share	$15.03
Class C:
Net asset value and offering price per share	$15.03
Class Y:
Net asset value and offering price per share	$15.80
Class R5:
Net asset value and offering price per share	$15.67
Class R6:
Net asset value and offering price per share	$15.67

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Small Company Fund

Statement of Operations

For the six months ended June 30, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $350,092)	$4,675,283
Dividends from affiliates	89,300
Total investment income	4,764,583

Expenses:
Advisory fees	1,010,981
Administrative services fees	37,301
Custodian fees	96,314
Distribution fees:
Class A	143,434
Class B	6,678
Class C	87,510
Transfer agent Fees — A, B, C and Y	183,971
Transfer agent fees — R5	7,044
Transfer agent fees — R6	2,095
Trustees’ and officers’ fees and benefits	11,178
Registration and filing fees	40,641
Reports to shareholders	30,465
Professional services fees	35,947
Other	11,362
Total expenses	1,704,921
Less: Fees waived and expense offset arrangement(s)	(8,208)
Net expenses	1,696,713
Net investment income	3,067,870

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $370,676)	(1,242,167)
Foreign currencies	(80,913)
(1,323,080)
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $494,503)	1,077,468
Foreign currencies	(4,941)
1,072,527
Net realized and unrealized gain (loss)	(250,553)
Net increase in net assets resulting from operations	$2,817,317

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Small Company Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2016 and the year ended December 31, 2015

(Unaudited)

	June 30, 2016	December 31, 2015
Operations:
Net investment income	$3,067,870	$4,745,088
Net realized gain (loss)	(1,323,080)	13,309,427
Change in net unrealized appreciation (depreciation)	1,072,527	(51,973,218)
Net increase (decrease) in net assets resulting from operations	2,817,317	(33,918,703)

Distributions to shareholders from net investment income:
Class A	—	(1,374,459)
Class B	—	(6,474)
Class C	—	(77,963)
Class Y	—	(995,474)
Class R5	—	(389,478)
Class R6	—	(737,638)
Total distributions from net investment income	—	(3,581,486)

Distributions to shareholders from net realized gains:
Class A	—	(7,868,979)
Class B	—	(105,165)
Class C	—	(1,266,336)
Class Y	—	(4,632,781)
Class R5	—	(1,669,035)
Class R6	—	(2,966,254)
Total distributions from net realized gains	—	(18,508,550)

Share transactions–net:
Class A	(8,192,565)	(43,408,033)
Class B	(314,977)	(991,295)
Class C	(807,529)	(4,749,695)
Class Y	(21,459,366)	(46,646,420)
Class R5	(14,174,815)	(31,812,749)
Class R6	(21,892,970)	338,194
Net increase (decrease) in net assets resulting from share transactions	(66,842,222)	(127,269,998)
Net increase (decrease) in net assets	(64,024,905)	(183,278,737)

Net assets:
Beginning of period	262,310,435	445,589,172
End of period (includes undistributed net investment income of $2,478,515 and $(589,355), respectively)	$198,285,530	$262,310,435

Notes to Financial Statements

June 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Small Company Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6

9                         Invesco International Small Company Fund

shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

As of the open of business on September 11, 2015, the Fund has opened public sales of its shares to all investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the

10                         Invesco International Small Company Fund

Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

11                         Invesco International Small Company Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended June 30, 2016, the effective advisory fees incurred by the Fund was 0.935%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.00%, 2.00% and 2.00% of average daily net assets, respectively (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2016, the Adviser waived advisory fees of $7,183.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption

12                         Invesco International Small Company Fund

proceeds prior to remittance to the shareholder. During the six months ended June 30, 2016, IDI advised the Fund that IDI retained $42,301 in front-end sales commissions from the sale of Class A shares and $0, $24 and $266 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended June 30, 2016, there were transfers from Level 1 to Level 2 of $36,389,476 and from Level 2 to Level 1 of $15,941,166, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$22,567,227	$—	$—	$22,567,227
Canada	26,226,444	—	—	26,226,444
Egypt	4,381,682	—	—	4,381,682
France	5,246,048	16,656,749	—	21,902,797
Germany	—	8,123,006	—	8,123,006
Greece	95,955	3,154,676	—	3,250,631
Ireland	—	5,080,452	—	5,080,452
Israel	—	2,760,136	—	2,760,136
Italy	—	7,315,903	—	7,315,903
Japan	—	9,834,258	—	9,834,258
Mexico	2,603,742	—	—	2,603,742
Netherlands	—	3,674,076	—	3,674,076
New Zealand	—	3,758,760	—	3,758,760
Norway	—	1,778,364	—	1,778,364
Philippines	—	6,454,807	—	6,454,807
Romania	—	11,163,313	—	11,163,313
Switzerland	—	1,900,253	—	1,900,253
Thailand	—	1,878,355	—	1,878,355
Turkey	—	1,530,278	—	1,530,278
United Kingdom	3,724,984	36,165,958	—	39,890,942
United States	10,526,899	—	—	10,526,899
Total Investments	$75,372,981	$121,229,344	$—	$196,602,325

NOTE 4—Investments in Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended June 30, 2016.

	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 06/30/16	Dividend Income
Precia S.A.	$4,936,707	$—	$—	$574,237	$—	$5,510,944	$69,898

13                         Invesco International Small Company Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,025.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2015.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2016 was $15,859,463 and $88,809,558, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$36,873,628
Aggregate unrealized (depreciation) of investment securities	(26,700,121)
Net unrealized appreciation of investment securities	$10,173,507

Cost of investments for tax purposes is $186,428,818.

14                         Invesco International Small Company Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	1,065,717	$16,279,156	976,682	$16,753,031
Class B	912	13,115	2,140	36,194
Class C	91,201	1,348,189	74,749	1,233,324
Class Y	414,746	6,255,426	1,256,327	22,365,003
Class R5	96,974	1,441,899	470,384	8,346,155
Class R6	149,029	2,254,908	717,659	12,621,968

Issued as reinvestment of dividends:
Class A	—	—	565,549	8,692,492
Class B	—	—	7,240	106,566
Class C	—	—	85,569	1,259,580
Class Y	—	—	323,219	4,971,103
Class R5	—	—	134,124	2,045,387
Class R6	—	—	242,878	3,703,892

Automatic conversion of Class B shares to Class A shares:
Class A	11,581	176,031	27,181	486,056
Class B	(12,125)	(176,031)	(28,389)	(486,056)

Reacquired:
Class A	(1,595,249)	(24,647,752)	(3,908,586)	(69,339,612)
Class B	(10,354)	(152,061)	(38,471)	(647,999)
Class C	(146,173)	(2,155,718)	(431,673)	(7,242,599)
Class Y	(1,812,506)	(27,714,792)	(4,280,762)	(73,982,526)
Class R5	(1,075,420)	(15,616,714)	(2,432,669)	(42,204,291)
Class R6	(1,635,804)	(24,147,878)	(985,712)	(15,987,666)
Net increase (decrease) in share activity	(4,457,471)	$(66,842,222)	(7,222,561)	$(127,269,998)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 5% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

15                         Invesco International Small Company Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/16	$15.42	$0.21	$0.13	$0.34	$—	$—	$—	$15.76	2.21%	$113,809	1.62	%(e)	1.63	%(e)	2.79	%(e)	8%
Year ended 12/31/15	18.40	0.21	(1.92)	(1.71)	(0.19)	(1.08)	(1.27)	15.42	(9.30)	119,301	1.52		1.53		1.18		8
Year ended 12/31/14	21.34	0.28	(1.40)	(1.12)	(0.28)	(1.54)	(1.82)	18.40	(5.01)	185,380	1.45		1.46		1.31		20
Year ended 12/31/13	20.81	0.29	1.64	1.93	(0.31)	(1.09)	(1.40)	21.34	9.50	285,785	1.45		1.47		1.37		17
Year ended 12/31/12	17.93	0.18	2.74	2.92	(0.04)	—	(0.04)	20.81	16.31	295,767	1.50		1.51		0.97		15
Year ended 12/31/11	18.75	0.19	(0.77)	(0.58)	(0.24)	—	(0.24)	17.93	(3.08)	311,409	1.49		1.50		1.02		18
Class B
Six months ended 06/30/16	14.75	0.15	0.13	0.28	—	—	—	15.03	1.90	1,218	2.37	(e)	2.38	(e)	2.04	(e)	8
Year ended 12/31/15	17.66	0.07	(1.84)	(1.77)	(0.06)	(1.08)	(1.14)	14.75	(9.99)	1,514	2.27		2.28		0.43		8
Year ended 12/31/14	20.54	0.12	(1.35)	(1.23)	(0.11)	(1.54)	(1.65)	17.66	(5.78)	2,828	2.20		2.21		0.56		20
Year ended 12/31/13	20.03	0.12	1.58	1.70	(0.10)	(1.09)	(1.19)	20.54	8.71	5,282	2.20		2.22		0.62		17
Year ended 12/31/12	17.36	0.04	2.64	2.68	(0.01)	—	(0.01)	20.03	15.44	10,352	2.25		2.26		0.22		15
Year ended 12/31/11	18.14	0.05	(0.74)	(0.69)	(0.09)	—	(0.09)	17.36	(3.83)	17,296	2.24		2.25		0.27		18
Class C
Six months ended 06/30/16	14.76	0.15	0.12	0.27	—	—	—	15.03	1.83	17,608	2.37	(e)	2.38	(e)	2.04	(e)	8
Year ended 12/31/15	17.67	0.07	(1.84)	(1.77)	(0.06)	(1.08)	(1.14)	14.76	(9.98)	18,098	2.27		2.28		0.43		8
Year ended 12/31/14	20.54	0.12	(1.34)	(1.22)	(0.11)	(1.54)	(1.65)	17.67	(5.73)	26,458	2.20		2.21		0.56		20
Year ended 12/31/13	20.03	0.12	1.58	1.70	(0.10)	(1.09)	(1.19)	20.54	8.71	33,764	2.20		2.22		0.62		17
Year ended 12/31/12	17.37	0.04	2.63	2.67	(0.01)	—	(0.01)	20.03	15.38	36,136	2.25		2.26		0.22		15
Year ended 12/31/11	18.14	0.05	(0.73)	(0.68)	(0.09)	—	(0.09)	17.37	(3.77)	38,311	2.24		2.25		0.27		18
Class Y
Six months ended 06/30/16	15.43	0.23	0.14	0.37	—	—	—	15.80	2.40	39,849	1.37	(e)	1.38	(e)	3.04	(e)	8
Year ended 12/31/15	18.42	0.26	(1.94)	(1.68)	(0.23)	(1.08)	(1.31)	15.43	(9.11)	60,497	1.27		1.28		1.43		8
Year ended 12/31/14	21.38	0.34	(1.42)	(1.08)	(0.34)	(1.54)	(1.88)	18.42	(4.79)	121,933	1.20		1.21		1.56		20
Year ended 12/31/13	20.84	0.35	1.65	2.00	(0.37)	(1.09)	(1.46)	21.38	9.82	122,163	1.20		1.22		1.62		17
Year ended 12/31/12	17.97	0.23	2.73	2.96	(0.09)	—	(0.09)	20.84	16.51	90,843	1.25		1.26		1.22		15
Year ended 12/31/11	18.79	0.24	(0.77)	(0.53)	(0.29)	—	(0.29)	17.97	(2.79)	52,959	1.24		1.25		1.27		18
Class R5
Six months ended 06/30/16	15.30	0.23	0.14	0.37	—	—	—	15.67	2.42	10,090	1.27	(e)	1.28	(e)	3.14	(e)	8
Year ended 12/31/15	18.27	0.27	(1.91)	(1.64)	(0.25)	(1.08)	(1.33)	15.30	(8.96)	24,821	1.17		1.18		1.53		8
Year ended 12/31/14	21.23	0.35	(1.41)	(1.06)	(0.36)	(1.54)	(1.90)	18.27	(4.74)	63,044	1.13		1.14		1.63		20
Year ended 12/31/13	20.71	0.36	1.63	1.99	(0.38)	(1.09)	(1.47)	21.23	9.88	91,240	1.13		1.15		1.69		17
Year ended 12/31/12	17.85	0.25	2.72	2.97	(0.11)	—	(0.11)	20.71	16.66	79,911	1.13		1.14		1.34		15
Year ended 12/31/11	18.67	0.26	(0.76)	(0.50)	(0.32)	—	(0.32)	17.85	(2.66)	70,976	1.11		1.12		1.40		18
Class R6
Six months ended 06/30/16	15.30	0.24	0.13	0.37	—	—	—	15.67	2.42	15,711	1.19	(e)	1.20	(e)	3.22	(e)	8
Year ended 12/31/15	18.27	0.28	(1.91)	(1.63)	(0.26)	(1.08)	(1.34)	15.30	(8.87)	38,080	1.09		1.10		1.61		8
Year ended 12/31/14	21.24	0.37	(1.42)	(1.05)	(0.38)	(1.54)	(1.92)	18.27	(4.68)	45,946	1.04		1.05		1.72		20
Year ended 12/31/13	20.72	0.38	1.63	2.01	(0.40)	(1.09)	(1.49)	21.24	9.97	36,554	1.04		1.06		1.78		17
Year ended 12/31/12(f)	19.66	0.08	1.09	1.17	(0.11)	—	(0.11)	20.72	5.99	18,039	1.04	(g)	1.06	(g)	1.42	(g)	15

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share, for fiscal years prior to December 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $115,378, $1,343, $17,598, $46,591, $14,161 and $22,370 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

16                         Invesco International Small Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]
A	$1,000.00	$1,022.10	$8.14	$1,016.81	$8.12	1.62%
B	1,000.00	1,019.00	11.90	1,013.08	11.86	2.37
C	1,000.00	1,018.30	11.89	1,013.08	11.86	2.37
Y	1,000.00	1,024.00	6.89	1,018.05	6.87	1.37
R5	1,000.00	1,024.20	6.39	1,018.55	6.37	1.27
R6	1,000.00	1,024.20	5.99	1,018.95	5.97	1.19

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2016 through June 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17                         Invesco International Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Funds Group (Invesco Funds Group) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco International Small Company Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper International Small/Mid-Cap Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds.). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that one year and three performance were likely to affect the Fund’s performance for an extended period of time. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

18                         Invesco International Small Company Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

19                         Invesco International Small Company Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01540 and 002-27334	ISC-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2016

Invesco Small Cap Equity Fund
Nasdaq:
A: SMEAX ■ B: SMEBX ■ C: SMECX ■ R: SMERX ■ Y: SMEYX ■ R5: SMEIX ■ R6: SMEFX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.89%
Class B Shares	0.53
Class C Shares	0.54
Class R Shares	0.78
Class Y Shares	1.02
Class R5 Shares	1.10
Class R6 Shares	1.17
S&P 500 Index▼ (Broad Market Index)	3.84
Russell 2000 Index▼ (Style-Specific Index)	2.22
Lipper Small-Cap Core Funds Index■ (Peer Group Index)	4.39
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.29%, 2.04%, 2.04%, 1.54%, 1.04%, 0.88% and 0.79%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Average Annual Total Returns
As of 6/30/16, including maximum applicable sales charges
Class A Shares
Inception (8/31/00)	6.21%
10 Years	5.39
5 Years	5.14
1 Year	-14.68
Class B Shares
Inception (8/31/00)	6.21%
10 Years	5.36
5 Years	5.25
1 Year	-14.52
Class C Shares
Inception (8/31/00)	5.81%
10 Years	5.19
5 Years	5.55
1 Year	-11.20
Class R Shares
Inception (6/3/02)	6.74%
10 Years	5.72
5 Years	6.07
1 Year	-9.92
Class Y Shares
10 Years	6.20%
5 Years	6.60
1 Year	-9.50
Class R5 Shares
Inception (4/29/05)	8.21%
10 Years	6.50
5 Years	6.81
1 Year	-9.32
Class R6 Shares
10 Years	6.18%
5 Years	6.74
1 Year	-9.24

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                             Invesco Small Cap Equity Fund

Letters to Shareholders

Bruce Crockett	Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.
Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.
For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

3                             Invesco Small Cap Equity Fund

Schedule of Investments(a)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.72%
Air Freight & Logistics–0.93%
Forward Air Corp.	275,204	$12,254,834

Alternative Carriers–1.07%
Iridium Communications Inc.(b)(c)	1,582,759	14,054,900

Apparel, Accessories & Luxury Goods–0.95%
Columbia Sportswear Co.	218,001	12,543,778

Application Software–3.92%
Blackbaud, Inc.	233,472	15,852,749
Bottomline Technologies (de), Inc.(c)	157,401	3,388,843
MicroStrategy Inc.–Class A(c)	74,699	13,073,819
SS&C Technologies Holdings, Inc.	394,804	11,086,096
Verint Systems Inc.(c)	248,859	8,244,699
		51,646,206

Asset Management & Custody Banks–1.10%
Janus Capital Group Inc.	1,043,187	14,521,163

Auto Parts & Equipment–0.91%
Visteon Corp.	181,768	11,962,152

Biotechnology–0.59%
Retrophin, Inc.(c)	434,193	7,732,977

Broadcasting–0.93%
Nexstar Broadcasting Group, Inc.– Class A(b)	258,595	12,303,950

Building Products–2.36%
Apogee Enterprises, Inc.	400,742	18,574,392
Trex Co., Inc.(c)	277,457	12,463,368
		31,037,760

Casinos & Gaming–1.06%
Boyd Gaming Corp.(c)	758,167	13,950,273

Construction & Engineering–2.37%
Dycom Industries, Inc.(c)	244,020	21,903,235
Primoris Services Corp.	488,897	9,254,820
		31,158,055

Construction Materials–1.00%
Eagle Materials Inc.	170,598	13,161,636

Data Processing & Outsourced Services–3.31%
DST Systems, Inc.	129,120	15,033,442
Genpact Ltd.(c)	475,073	12,750,959
Jack Henry & Associates, Inc.	180,937	15,790,372
		43,574,773

Diversified Support Services–0.97%
Mobile Mini, Inc.	368,988	12,781,744

	Shares	Value
Electrical Components & Equipment–2.16%
EnerSys	268,015	$15,938,852
Generac Holdings, Inc.(c)	356,846	12,475,336
		28,414,188

Electronic Components–0.84%
Belden Inc.	183,320	11,067,028

Electronic Equipment & Instruments–1.02%
Coherent, Inc.(c)	146,181	13,416,492

Environmental & Facilities Services–1.99%
ABM Industries Inc.	126,069	4,598,997
Team, Inc.(c)	300,647	7,465,065
Waste Connections, Inc. (Canada)	195,680	14,098,744
		26,162,806

Gas Utilities–1.35%
UGI Corp.	393,418	17,802,165

Health Care Equipment–3.90%
Analogic Corp.	175,245	13,921,463
Globus Medical, Inc.–Class A(c)	572,246	13,636,622
Hill-Rom Holdings, Inc.	314,911	15,887,260
Wright Medical Group N.V.(c)	457,433	7,945,611
		51,390,956

Health Care Facilities–1.09%
Community Health Systems Inc.(c)	172,980	2,084,409
LifePoint Health, Inc.(c)	186,968	12,222,098
		14,306,507

Health Care Services–0.77%
Team Health Holdings, Inc.(c)	247,636	10,071,356

Health Care Technology–1.87%
HMS Holdings Corp.(c)	646,257	11,380,586
Press Ganey Holdings, Inc.(c)	335,557	13,204,168
		24,584,754

Home Entertainment Software–1.18%
Take-Two Interactive Software, Inc.(c)	408,624	15,495,022

Home Furnishings–1.04%
La-Z-Boy Inc.	491,454	13,672,250

Homebuilding–0.38%
Beazer Homes USA, Inc.(c)	641,184	4,969,176

Household Appliances–1.35%
Helen of Troy Ltd.(c)	172,785	17,769,209

Industrial Machinery–2.28%
Albany International Corp.–Class A	385,778	15,404,116
Watts Water Technologies, Inc.–Class A	250,094	14,570,476
		29,974,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Small Cap Equity Fund

	Shares	Value
Investment Banking & Brokerage–1.24%
E*TRADE Financial Corp.(c)	696,372	$16,357,778

IT Consulting & Other Services–0.68%
Luxoft Holding, Inc.(c)	172,242	8,960,029

Leisure Facilities–1.06%
Vail Resorts, Inc.	100,691	13,918,517

Life & Health Insurance–1.03%
CNO Financial Group, Inc.	777,184	13,569,633

Life Sciences Tools & Services–2.26%
Bio-Techne Corp.	151,512	17,086,008
Cambrex Corp.(c)	244,409	12,643,278
		29,729,286

Multi-Line Insurance–1.63%
American Financial Group, Inc.	193,024	14,270,264
Horace Mann Educators Corp.	213,873	7,226,769
		21,497,033

Office Services & Supplies–0.78%
Pitney Bowes Inc.	580,126	10,326,243

Oil & Gas Drilling–0.64%
Precision Drilling Corp. (Canada)	1,591,020	8,432,406

Oil & Gas Equipment & Services–2.16%
Forum Energy Technologies Inc.(c)	686,233	11,878,693
Superior Energy Services, Inc.	895,758	16,490,905
		28,369,598

Oil & Gas Exploration & Production–3.56%
Energen Corp.	330,051	15,911,759
Newfield Exploration Co.(c)	361,278	15,961,262
RSP Permian Inc.(c)	428,866	14,963,135
		46,836,156

Oil & Gas Storage & Transportation–0.06%
Scorpio Tankers Inc. (Monaco)	195,309	820,298

Packaged Foods & Meats–2.40%
Pinnacle Foods Inc.	386,179	17,876,226
TreeHouse Foods, Inc.(c)	133,779	13,732,414
		31,608,640

Paper Packaging–1.49%
Graphic Packaging Holding Co.	1,562,483	19,593,537

Pharmaceuticals–1.51%
Impax Laboratories, Inc.(c)	356,687	10,279,719
Phibro Animal Health Corp.–Class A	378,619	7,065,031
Supernus Pharmaceuticals Inc.(c)	122,314	2,491,536
		19,836,286

Property & Casualty Insurance–1.12%
Hanover Insurance Group Inc. (The)	174,037	14,727,011

	Shares	Value
Real Estate Services–1.44%
Jones Lang LaSalle Inc.	87,690	$8,545,391
Kennedy-Wilson Holdings Inc.	551,427	10,455,056
		19,000,447

Regional Banks–10.88%
Bank of the Ozarks, Inc.	330,693	12,407,601
BankUnited, Inc.	379,931	11,671,480
East West Bancorp, Inc.	389,868	13,325,688
Glacier Bancorp, Inc.	472,682	12,563,887
Great Western Bancorp, Inc.	435,622	13,739,518
IBERIABANK Corp.	207,942	12,420,376
Pinnacle Financial Partners, Inc.	263,736	12,883,504
PrivateBancorp, Inc.	319,042	14,047,419
Synovus Financial Corp.	426,119	12,353,190
Webster Financial Corp.	376,904	12,795,891
Western Alliance Bancorp(c)	459,906	15,015,931
		143,224,485

Restaurants–4.03%
Cracker Barrel Old Country Store, Inc.(b)	85,179	14,605,643
Panera Bread Co.–Class A(c)	61,648	13,065,677
Papa John’s International, Inc.	214,866	14,610,888
Sonic Corp.	397,538	10,753,403
		53,035,611

Semiconductor Equipment–2.16%
Entegris Inc.(c)	1,050,368	15,198,825
Tessera Technologies Inc.	429,701	13,166,039
		28,364,864

Semiconductors–2.99%
Intersil Corp.–Class A	956,361	12,949,128
MA-COM Technology Solutions Holdings Inc.(c)	374,483	12,350,449
Microsemi Corp.(c)	431,014	14,085,538
		39,385,115

Specialized REIT’s–2.17%
CubeSmart	551,002	17,014,942
Geo Group Inc. (The)	337,799	11,545,970
		28,560,912

Specialty Chemicals–3.37%
Minerals Technologies Inc.	247,433	14,054,194
PolyOne Corp.	379,849	13,385,879
Sensient Technologies Corp.	238,797	16,964,139
		44,404,212

Specialty Stores–2.98%
GNC Holdings, Inc.–Class A	391,087	9,499,503
Michaels Cos., Inc. (The)(c)	618,652	17,594,463
Sally Beauty Holdings, Inc.(c)	410,944	12,085,863
		39,179,829

Technology Distributors–1.09%
Tech Data Corp.(c)	199,214	14,313,526

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Small Cap Equity Fund

	Shares	Value
Technology Hardware, Storage & Peripherals–0.73%
Cray, Inc.(c)	319,323	$9,554,144

Trucking–1.57%
Celadon Group, Inc.	582,888	4,762,195
Heartland Express, Inc.(b)	65,711	1,142,714
Old Dominion Freight Line, Inc.(c)	244,431	14,741,634
		20,646,543
Total Common Stocks & Other Equity Interests (Cost $1,142,636,077)		1,286,032,841

Money Market Funds–0.85%
Liquid Assets Portfolio–Institutional Class, 0.44%(d)	5,581,817	5,581,817
Premier Portfolio–Institutional Class, 0.40%(d)	5,581,817	5,581,817
Total Money Market Funds (Cost $11,163,634)		11,163,634
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.57% (Cost $1,153,799,711)		1,297,196,475

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.51%
Liquid Assets Portfolio–Institutional Class, 0.44% (Cost $33,069,264)(d)(e)	33,069,264	$33,069,264
TOTAL INVESTMENTS–101.08% (Cost $1,186,868,975)		1,330,265,739
OTHER ASSETS LESS LIABILITIES–(1.08)%		(14,216,867)
NET ASSETS–100.00%		$1,316,048,872

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at June 30, 2016.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2016

Financials	20.6%
Information Technology	17.9
Industrials	15.4
Consumer Discretionary	14.7
Health Care	12.0
Energy	6.4
Materials	5.9
Consumer Staples	2.4
Utilities	1.3
Telecommunication Services	1.1
Money Market Funds Plus Other Assets Less Liabilities	2.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Equity Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $1,142,636,077)*	$1,286,032,841
Investments in affiliated money market funds, at value and cost	44,232,898
Total investments, at value (Cost $1,186,868,975)	1,330,265,739
Receivable for:
Investments sold	20,698,800
Fund shares sold	2,757,841
Dividends	836,970
Investment for trustee deferred compensation and retirement plans	177,012
Other assets	69,079
Total assets	1,354,805,441

Liabilities:
Payable for:
Investments purchased	2,275,702
Fund shares reacquired	2,337,406
Collateral upon return of securities loaned	33,069,264
Accrued fees to affiliates	791,976
Accrued trustees’ and officers’ fees and benefits	1,121
Accrued other operating expenses	81,197
Trustee deferred compensation and retirement plans	199,903
Total liabilities	38,756,569
Net assets applicable to shares outstanding	$1,316,048,872

Net assets consist of:
Shares of beneficial interest	$1,144,722,577
Undistributed net investment income	(154,874)
Undistributed net realized gain	28,084,405
Net unrealized appreciation	143,396,764
$1,316,048,872

Net Assets:
Class A	$540,034,865
Class B	$3,721,586
Class C	$56,359,877
Class R	$74,526,727
Class Y	$422,517,891
Class R5	$145,371,920
Class R6	$73,516,006

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	39,857,100
Class B	329,728
Class C	4,995,419
Class R	5,790,461
Class Y	30,388,723
Class R5	9,901,756
Class R6	4,986,698
Class A:
Net asset value per share	$13.55
Maximum offering price per share
(Net asset value of $13.55 ÷ 94.50%)	$14.34
Class B:
Net asset value and offering price per share	$11.29
Class C:
Net asset value and offering price per share	$11.28
Class R:
Net asset value and offering price per share	$12.87
Class Y:
Net asset value and offering price per share	$13.90
Class R5:
Net asset value and offering price per share	$14.68
Class R6:
Net asset value and offering price per share	$14.74

*	At June 30, 2016, securities with an aggregate value of $32,325,762 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Equity Fund

Statement of Operations

For the six months ended June 30, 2016

(Unaudited)

Investment income:
Dividends	$7,667,051
Dividends from affiliated money market funds (includes securities lending income of $161,097)	95,239
Total investment income	7,762,290

Expenses:
Advisory fees	4,585,889
Administrative services fees	161,308
Custodian fees	18,074
Distribution fees:
Class A	653,214
Class B	21,394
Class C	280,931
Class R	189,552
Transfer agent fees — A, B, C, R and Y	1,518,618
Transfer agent fees — R5	66,190
Transfer agent fees — R6	3,391
Trustees’ and officers’ fees and benefits	17,363
Registration and filing fees	68,638
Reports to shareholders	92,599
Professional services fees	39,748
Other	18,521
Total expenses	7,735,430
Less: Fees waived and expense offset arrangement(s)	(29,010)
Net expenses	7,706,420
Net investment income	55,870

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	21,256,530
Change in net unrealized appreciation (depreciation) of investment securities	(9,729,945)
Net realized and unrealized gain	11,526,585
Net increase in net assets resulting from operations	$11,582,455

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2016 and the year ended December 31, 2015

(Unaudited)

	June 30, 2016	December 31, 2015
Operations:
Net investment income (loss)	$55,870	$(1,806,652)
Net realized gain	21,256,530	59,467,702
Change in net unrealized appreciation (depreciation)	(9,729,945)	(134,751,952)
Net increase (decrease) in net assets resulting from operations	11,582,455	(77,090,902)

Distributions to shareholders from net realized gains:
Class A	—	(33,001,895)
Class B	—	(380,302)
Class C	—	(4,273,991)
Class R	—	(5,266,102)
Class Y	—	(23,115,899)
Class R5	—	(8,802,315)
Class R6	—	(5,255,319)
Total distributions from net realized gains	—	(80,095,823)

Share transactions–net:
Class A	(7,841,570)	47,404,074
Class B	(1,441,599)	(2,729,034)
Class C	(3,395,658)	3,517,798
Class R	(8,033,640)	(7,055,210)
Class Y	30,245,066	77,407,083
Class R5	(8,487,830)	1,074,305
Class R6	(18,236,424)	(12,209,238)
Net increase (decrease) in net assets resulting from share transactions	(17,191,655)	107,409,778
Net increase (decrease) in net assets	(5,609,200)	(49,776,947)

Net assets:
Beginning of period	1,321,658,072	1,371,435,019
End of period (includes undistributed net investment income (loss) of $(154,874) and $(210,744), respectively)	$1,316,048,872	$1,321,658,072

Notes to Financial Statements

June 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s primary investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9                         Invesco Small Cap Equity Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco Small Cap Equity Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

11                         Invesco Small Cap Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.73%
Next $500 million	0.715%
Next $1.5 billion	0.70%
Next $2.5 billion	0.685%
Next $2.5 billion	0.67%
Next $2.5 billion	0.655%
Over $10 billion	0.64%

For the six months ended June 30, 2016, the effective advisory fees incurred by the Fund was 0.72%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2016, the Adviser waived advisory fees of $25,067.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2016, IDI advised the Fund that IDI retained $113,026 in front-end sales commissions from the sale of Class A shares and $1,482, $365 and $920 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended June 30, 2016, the Fund incurred $68 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Small Cap Equity Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,943.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2015.

13                         Invesco Small Cap Equity Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2016 was $225,057,444 and $249,785,892, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$235,829,812
Aggregate unrealized (depreciation) of investment securities	(92,656,958)
Net unrealized appreciation of investment securities	$143,172,854

Cost of investments for tax purposes is $1,187,092,885.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	3,920,472	$51,168,624	8,820,013	$134,132,105
Class B	6,728	73,857	24,179	308,260
Class C	415,519	4,525,960	1,062,124	13,634,549
Class R	614,682	7,628,543	1,332,181	19,252,749
Class Y	5,535,482	73,328,105	9,286,885	143,406,211
Class R5	919,273	13,029,899	2,437,027	40,323,980
Class R6	663,337	9,241,727	1,165,349	18,987,531

Issued as reinvestment of dividends:
Class A	—	—	2,361,575	31,526,969
Class B	—	—	33,465	373,800
Class C	—	—	367,005	4,095,771
Class R	—	—	414,274	5,261,272
Class Y	—	—	1,563,634	21,390,517
Class R5	—	—	590,393	8,519,365
Class R6	—	—	362,936	5,255,319

Automatic conversion of Class B shares to Class A shares:
Class A	77,611	1,020,453	138,552	2,123,534
Class B	(92,996)	(1,020,453)	(163,184)	(2,123,534)

Reacquired:
Class A	(4,592,212)	(60,030,647)	(7,899,564)	(120,378,534)
Class B	(46,119)	(495,003)	(99,727)	(1,287,560)
Class C	(725,553)	(7,921,618)	(1,105,330)	(14,212,522)
Class R	(1,250,982)	(15,662,183)	(2,165,585)	(31,569,231)
Class Y	(3,221,166)	(43,083,039)	(5,664,594)	(87,389,645)
Class R5	(1,520,872)	(21,517,729)	(2,920,822)	(47,769,040)
Class R6	(2,045,698)	(27,478,151)	(2,220,023)	(36,452,088)
Net increase (decrease) in share activity	(1,342,494)	$(17,191,655)	7,720,763	$107,409,778

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco Small Cap Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/16	$13.43	$(0.01)		$0.13	$0.12	$—	$13.55	0.89%	$540,035	1.32	%(d)	1.32	%(d)	(0.10	)%(d)	18%
Year ended 12/31/15	15.16	(0.04)		(0.82)	(0.86)	(0.87)	13.43	(5.61)	543,187	1.29		1.29		(0.23)		29
Year ended 12/31/14	17.00	(0.08)		0.37	0.29	(2.13)	15.16	2.17	561,244	1.29		1.29		(0.49)		45
Year ended 12/31/13	13.24	(0.06)		4.87	4.81	(1.05)	17.00	36.68	586,779	1.29		1.29		(0.38)		28
Year ended 12/31/12	12.19	(0.03	)(e)	1.66	1.63	(0.58)	13.24	13.50	397,305	1.34		1.34		(0.21	)(e)	39
Year ended 12/31/11	12.24	(0.07)		0.02	(0.05)	—	12.19	(0.41)	369,938	1.35		1.35		(0.59)		42
Class B
Six months ended 06/30/16	11.23	(0.05)		0.11	0.06	—	11.29	0.53	3,722	2.07	(d)	2.07	(d)	(0.85	)(d)	18
Year ended 12/31/15	12.92	(0.13)		(0.69)	(0.82)	(0.87)	11.23	(6.28)	5,189	2.04		2.04		(0.98)		29
Year ended 12/31/14	14.92	(0.18)		0.31	0.13	(2.13)	12.92	1.39	8,624	2.04		2.04		(1.24)		45
Year ended 12/31/13	11.81	(0.15)		4.31	4.16	(1.05)	14.92	35.61	12,723	2.04		2.04		(1.13)		28
Year ended 12/31/12	11.01	(0.11	)(e)	1.49	1.38	(0.58)	11.81	12.68	12,620	2.09		2.09		(0.96	)(e)	39
Year ended 12/31/11	11.14	(0.15)		0.02	(0.13)	—	11.01	(1.17)	17,635	2.10		2.10		(1.34)		42
Class C
Six months ended 06/30/16	11.22	(0.05)		0.11	0.06	—	11.28	0.54	56,360	2.07	(d)	2.07	(d)	(0.85	)(d)	18
Year ended 12/31/15	12.92	(0.13)		(0.70)	(0.83)	(0.87)	11.22	(6.36)	59,546	2.04		2.04		(0.98)		29
Year ended 12/31/14	14.92	(0.18)		0.31	0.13	(2.13)	12.92	1.40	64,348	2.04		2.04		(1.24)		45
Year ended 12/31/13	11.81	(0.15)		4.31	4.16	(1.05)	14.92	35.62	72,662	2.04		2.04		(1.13)		28
Year ended 12/31/12	11.00	(0.11	)(e)	1.50	1.39	(0.58)	11.81	12.78	49,995	2.09		2.09		(0.96	)(e)	39
Year ended 12/31/11	11.14	(0.15)		0.01	(0.14)	—	11.00	(1.26)	48,204	2.10		2.10		(1.34)		42
Class R
Six months ended 06/30/16	12.77	(0.02)		0.12	0.10	—	12.87	0.78	74,527	1.57	(d)	1.57	(d)	(0.35	)(d)	18
Year ended 12/31/15	14.50	(0.07)		(0.79)	(0.86)	(0.87)	12.77	(5.87)	82,078	1.54		1.54		(0.48)		29
Year ended 12/31/14	16.40	(0.12)		0.35	0.23	(2.13)	14.50	1.89	99,241	1.54		1.54		(0.74)		45
Year ended 12/31/13	12.83	(0.09)		4.71	4.62	(1.05)	16.40	36.38	114,041	1.54		1.54		(0.63)		28
Year ended 12/31/12	11.85	(0.06	)(e)	1.62	1.56	(0.58)	12.83	13.30	80,486	1.59		1.59		(0.46	)(e)	39
Year ended 12/31/11	11.94	(0.10)		0.01	(0.09)	—	11.85	(0.75)	77,904	1.60		1.60		(0.84)		42
Class Y
Six months ended 06/30/16	13.76	0.01		0.13	0.14	—	13.90	1.02	422,518	1.07	(d)	1.07	(d)	0.15	(d)	18
Year ended 12/31/15	15.47	0.00		(0.84)	(0.84)	(0.87)	13.76	(5.37)	386,369	1.04		1.04		0.02		29
Year ended 12/31/14	17.27	(0.04)		0.37	0.33	(2.13)	15.47	2.36	354,121	1.04		1.04		(0.24)		45
Year ended 12/31/13	13.40	(0.02)		4.94	4.92	(1.05)	17.27	37.07	269,044	1.04		1.04		(0.13)		28
Year ended 12/31/12	12.30	0.01	(e)	1.67	1.68	(0.58)	13.40	13.79	107,440	1.09		1.09		0.04	(e)	39
Year ended 12/31/11	12.32	(0.04)		0.02	(0.02)	—	12.30	(0.16)	60,049	1.10		1.10		(0.34)		42
Class R5
Six months ended 06/30/16	14.52	0.02		0.14	0.16	—	14.68	1.10	145,372	0.88	(d)	0.88	(d)	0.34	(d)	18
Year ended 12/31/15	16.24	0.03		(0.88)	(0.85)	(0.87)	14.52	(5.18)	152,486	0.88		0.88		0.18		29
Year ended 12/31/14	17.99	(0.01)		0.39	0.38	(2.13)	16.24	2.55	168,876	0.87		0.87		(0.07)		45
Year ended 12/31/13	13.91	0.01		5.12	5.13	(1.05)	17.99	37.22	200,674	0.88		0.88		0.03		28
Year ended 12/31/12	12.72	0.03	(e)	1.74	1.77	(0.58)	13.91	14.04	140,110	0.88		0.88		0.25	(e)	39
Year ended 12/31/11	12.71	(0.01)		0.02	0.01	—	12.72	0.08	169,600	0.85		0.85		(0.09)		42
Class R6
Six months ended 06/30/16	14.57	0.03		0.14	0.17	—	14.74	1.17	73,516	0.79	(d)	0.79	(d)	0.43	(d)	18
Year ended 12/31/15	16.28	0.05		(0.89)	(0.84)	(0.87)	14.57	(5.10)	92,803	0.79		0.79		0.27		29
Year ended 12/31/14	18.02	0.00		0.39	0.39	(2.13)	16.28	2.60	114,981	0.78		0.78		0.02		45
Year ended 12/31/13	13.92	0.02		5.13	5.15	(1.05)	18.02	37.34	119,633	0.80		0.80		0.11		28
Year ended 12/31/12(f)	14.30	0.01	(e)	0.19	0.20	(0.58)	13.92	1.51	70,677	0.81	(g)	0.81	(g)	0.32	(e)(g)	39

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $525,443, $4,302, $56,495, $76,237, $395,750, $144,515 and $77,211 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.06) and (0.44)%, $(0.14) and (1.19)%, $(0.14) and (1.19)%, $(0.09) and (0.69)%, $(0.03) and (0.19)%, $0.00 and 0.02% and $0.00 and 0.09% for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

15                         Invesco Small Cap Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,008.90	$6.59	$1,018.30	$6.62	1.32%
B	1,000.00	1,005.30	10.32	1,014.57	10.37	2.07
C	1,000.00	1,005.40	10.32	1,014.57	10.37	2.07
R	1,000.00	1,007.80	7.84	1,017.06	7.87	1.57
Y	1,000.00	1,010.20	5.35	1,019.54	5.37	1.07
R5	1,000.00	1,011.00	4.40	1,020.49	4.42	0.88
R6	1,000.00	1,011.70	3.95	1,020.93	3.97	0.79

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2016 through June 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

16                         Invesco Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Funds Group (Invesco Funds Group) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Small Cap Equity Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Small-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

17                         Invesco Small Cap Equity Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was below the rate of one such mutual fund. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of three mutual funds sub-advised by Invesco Advisers.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board;

and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

18                         Invesco Small Cap Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01540 and 002-27334                        SCE-SAR-1                 Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PricewaterhouseCoopers LLP’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. PricewaterhouseCoopers LLP confirmed that the circumstances which called into question its independence under the Loan Rule with respect to the audits of the Funds are substantially similar to circumstances described in the no action letter. PricewaterhouseCoopers LLP also concluded that its objectivity and impartiality was not impaired with respect to the planning for and execution of the Funds’ audits and that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP have concluded that PricewaterhouseCoopers LLP can continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex intends to rely upon the no-action letter

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund will need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able rely on the letter unless it’s term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 12, 2016 an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:      AIM Funds Group (Invesco Funds Group)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 2, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 2, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	September 2, 2016

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.